Property plant and equipment net	12 Months Ended
Dec. 31, 2025
Property plant and equipment net
Property, plant and equipment net

Note 8: Property, plant and equipment, net

	December 31,
	2025	2024
	US$’000	US$’000

Office premises*	673	673
Leasehold improvements	67	67
Furniture, fixtures and office equipment	283	311
Motor vehicles	172	172
Testing equipment	28	28
	1,223	1,251

Less: Accumulated depreciation	(1,072)	(1,092)
	151	159

	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Depreciation charge	12	14	15

* Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of these consolidated financial statements. The net book value of the property at December 31, 2025 is approximately US$71,000 (2024: US$76,000).

ZHEJIANG TIANLAN [Member]
Property plant and equipment net
Property, plant and equipment net
9.	Property, plant and equipment

	December 31,
	2025	2024
	RMB’000	RMB’000

Building and leasehold improvements	112,792	112,792
Furniture, fixtures and office equipment	4,809	4,272
Motor vehicles	4,422	4,503
Plant and machineries	11,474	10,852

Total	133,497	132,419

Less: Accumulated depreciation and amortization	(80,430)	(74,681)

Total	(80,430)	(74,681)

Net	53,067	57,738

	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,046	6,175	5,964

At December 31, 2025, the net book value of property, plant and equipment pledged as security for the Company’s bank loans and third party loans amounted to approximately RMB528,000 (2024: RMB777,000).